Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnote) (Detail) - interest_rate_swap	Feb. 05, 2021	Dec. 31, 2020
Interest Rate Swap Agreements
Derivative [Line Items]
Numbers of Derivatives Subject to Mandatory Early Termination		3
Interest Rate Swap Agreements | Subsequent Events
Derivative [Line Items]
Derivative, Number of Instruments Terminated	1
Minimum
Derivative [Line Items]
Variable interest rate on debt		0.30%
Maximum
Derivative [Line Items]
Variable interest rate on debt		4.25%